Mercedes-Benz Auto Receivables
T
rust 2023-2

Amounts in USD
Investor Report
Collection Period Ended
30-Jun-2024
Dates
30-Jun-2024
Actual/360 Days
28
30/360 Days
30
15-Jul-2024
15-Jul-2024
Collection Period No.
9
Collection Period (from... to)
Determination Date
Record Date
Distribution Date
Interest Period of the Clas
s
A-1 Notes (from... to)
Interest Period of the Clas
s
A-2, A-3 an
d
A-4 Notes (from... to)
1-Jun-2024
11-Jul-2024
12-Jul-2024
15-Jul-2024
17-Jun-2024
15-Jun-2024
Summary
Beginning
Balance
0.00
396,778,989.14
467,620,000.00
83,110,000.00
Principal
Payment
0.00
32,313,696.51
0.00
0.00
Ending
Balance
0.00
364,465,292.63
467,620,000.00
83,110,000.00
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Principal per $1000
Fac
e
Amount
0.000000
69.102469
0.000000
0.000000
Initial
Balance
292,010,000.00
467,620,000.00
467,620,000.00
83,110,000.00
Note
Factor
0.000000
0.779405
1.000000
1.000000
947,508,989.14
915,195,292.63
32,313,696.51
T
otal Note Balance
1,310,360,000.00
Overcollateralization
Adjusted Pool Balance
Y
ield Supplement Overcollateralizatio
n
Amount
Pool Balance
33,599,560.39
981,108,549.53
54,006,841.89
1,035,
1
15,391.42
33,599,560.39
948,794,853.02
51,799,321.66
1,000,594,174.68
33,622,415.40
1,343,982,415.40
76,016,708.61
1,419,999,124.01
Initial
Overcollateralizatio
n
Amount
T
arget
Overcollateralizatio
n
Amount
Current Overcollateralizatio
n
Amount
Amount
Percentage
2.50%
2.50%
2.50%
33,622,415.40
33,599,560.39
33,599,560.39
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Interest
Rate
0.000000%
5.920000%
5.950000%
6.010000%
Interest Payment
0.00
1,957,443.01
2,318,615.83
416,242.58
Interest per
$1000 Fac
e
Amount
0.000000
4.185969
4.958333
5.008333
Interest & Principal
Payment
0.00
34,271,139.52
2,318,615.83
416,242.58
Interest & Principal Payment
per $1000 Fac
e
Amount
0.000000
73.288438
4.958333
5.008333
$37,005,997.93
T
otal
$4,692,301.42

Mercedes-Benz Auto Receivables
T
rust 2023-2

Amounts in USD
Investor Report
Collection Period Ended
30-Jun-2024
A
vailable Collections
Reserve Fund Dra
w
Amount
A
vailable Funds
Purchas
e
Amounts
Advances made by the Servicer
Investment Earnings
Principal Collections
Interest Collections
Net Liquidation Proceeds
Recoveries
40,164,363.49
0.00
40,164,363.49
33,120,449.71
5,845,669.86
440,532.63
578,124.36
0.00
0.00
179,586.93
(1)
T
otal Servicing Fee
Nonrecoverabl
e
Advances to the Servicer
(2)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees (max. $250,000 p.a.)
862,596.16
0.00
0.00
4,692,301.42
0.00
0.00
32,313,696.51
0.00
0.00
(3) Interest Distributabl
e
Amount Clas
s
A Notes
(4) Priority Principal Distributabl
e
Amount
(5)
T
o Reserve Fund to reach the Reserve Fund Require
d
Amount
(6) Regular Principal Distributabl
e
Amount
(7) Additional Servicing Fee and Transition Costs
(8)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees [not previously paid under (2)]
(9) Excess Collections to Certificateholders
T
otal Distribution
40,164,363.49
2,295,769.40
Distributions
A
vailable Funds
Distribution Detail
Paid
Shortfall
Due
T
otal Servicing Fee
T
otal Trustee Fee
862,596.16
0.00
0.00
0.00
862,596.16
0.00
Monthly Interest Distributabl
e
Amount
thereof on Clas
s
A-1 Notes
thereof on Clas
s
A-2 Notes
thereof on Clas
s
A-3 Notes
thereof on Clas
s
A-4 Notes
4,692,301.42
0.00
1,957,443.01
2,318,615.83
416,242.58
0.00
0.00
0.00
0.00
0.00
4,692,301.42
0.00
1,957,443.01
2,318,615.83
416,242.58
Interest Carryover Shortfal
l
Amount
thereof on Clas
s
A-1
Notes
thereof on Clas
s
A-2
Notes
thereof on Clas
s
A-3
Notes
thereof on Clas
s
A-4
Notes
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
4,692,301.42
4,692,301.42
0.00
Interest Distributabl
e
Amount Clas
s
A
Notes
Priority Principal Distributabl
e
Amount
Regular Principal Distributabl
e
Amount
0.00
32,313,696.51
0.00
0.00
0.00
32,313,696.51
Aggregate Principal Distributabl
e
Amount
32,313,696.51
32,313,696.51
0.00

Mercedes-Benz Auto Receivables
T
rust 2023-2

Amounts in USD
Investor Report
Collection Period Ended
30-Jun-2024
Reserve Fund and Investment Earnings
Investment Earnings
Reserve Fund
Reserve Fun
d
Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fun
d
Amount - Ending Balance
3,359,956.04
0.00
3,359,956.04
Reserve Fund Require
d
Amount
plus/minus change to meet Reserve Fund Require
d
Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Dra
w
Amount
Investment Earnings for the Collection Period
Net Investment Earnings on the Reserve Fund
Net Investment Earnings on the Collectio
n
Account
13,797.57
165,789.36
179,586.93
3,359,956.04
0.00
13,797.57
13,797.57
0.00
Notice to Investors

Mercedes-Benz Auto Receivables
T
rust 2023-2

Amounts in USD
Investor Report
Collection Period Ended
30-Jun-2024
Pool Statistics
Pool Data
7.19%
48.60
20.08
Cutoff Date Pool Balance
Amount
1,419,999,124.01
Pool Balance beginning of Collection Period
1,035,115,391.42
Principal Collections
Principal Collections attributable to Full Pay-offs
Principal Purchas
e
Amounts
Principal Gross Losses
Pool Balance end of Collection Period
W
eighte
d
A
verag
e
APR
1,000,594,174.68
24,583
25,041
W
eighte
d
A
verage Number of Remaining Payments
W
eighte
d
A
verage Seasoning (months)
As of Cutoff Date
Current
Number of Receivables
29,224
20,572,427.26
12,548,022.45
0.00
1,400,767.03
Pool Factor
70.46%
7.07%
58.10
10.12

Mercedes-Benz Auto Receivables
T
rust 2023-2

Amounts in USD
Investor Report
Collection Period Ended
30-Jun-2024
Delinquency Profile
(1) A receivable is not considered delinquent if the amount past due is less than
10% of the payment due under such receivable
24,583
31-60
Days
Delinquent
61-90
Days
Delinquent
91-120 Days Delinquent
T
otal
Current
98.49%
0.97%
0.35%
0.18%
100.00%
985,520,813.86
9,676,772.96
3,545,921.45
1,850,666.41
1,000,594,174.68
24,322
177
59
25
Delinquency Profile
(1)
Amount
Number of Receivables
Percentage
Delinquency
T
rigger
3.550%
60+ Delinquency Loans to EO
P
Aggregate Securitization
V
alue
0.539%
Delinquency Trigger occurred
No
Loss Statistics
A
verage Net Loss / (Gain)
19,344.67
Cumulative Principal Net Loss / (Gain) as % of Cutoff Date Pool Balance
Four Mont
h
A
verage
0.852%
Principal Net Loss / (Gain) as % of
A
verage Pool Balance (annualized):
8,028,039.87
407,040.97
Principal Net Loss / (Gain)
Principal Net Liquidation Proceeds
Principal Recoveries
Principal Gross Losses
42
415
Losses
(1)
Amount
1,400,767.03
434,274.68
559,451.38
Number of Receivables
Number of Receivables
Amount
19,878,337.97
7,942,558.90
3,907,739.20
Current
Cumulative
0.565%
(1) Losses include accounts that have been charged off with a balance remaining of less than
$50.
These accounts are excluded in the Number of Receivables count as they are not considered a charge-off
on a defaulted loan
.
Current Collection Period
0.480%
Prior Collection Period
0.385 % Second Prior
Collection
Period
1.315
%
Third
Prior
Collection
Period
1.228%